Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses	$ 6,713	$ 5,748
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	275,000,000	275,000,000	275,000,000
Common stock, shares issued	3,003,810	2,585,296	3,935,892
Common stock, shares outstanding	3,003,810	2,585,296	3,935,892
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par authorized	75,000,000	75,000,000	75,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, shares authorized	25,000,000	250,000,000	250,000,000
Common stock, shares issued	692,676	274,162	51,219
Common stock, shares outstanding	692,676	274,162	51,219
Common Class B [Member]
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	2,311,134	2,311,134	3,884,673
Common stock, shares outstanding	2,311,134	2,311,134	3,884,673